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[Letterhead of United Industrial Corporation]

April 14, 2005

BY FAX AND EDGAR

United States Securities and
Exchange Commission
540 Fifth Street, N.W., Mail Stop 0306
Washington, D.C. 20549
Attention: Adelaja Heyliger

  Re:
  United Industrial Corporation and AAI Corporation
  Post-Effective Amendment No. 4 to Registration
  Statement on Form S-3 (File No. 333-120402) (the "Registration Statement")

Ladies and Gentlemen:

        This is to advise you that United Industrial Corporation and AAI Corporation (the "Registrants") are filing today with the Securities and Exchange Commission Post-Effective Amendment No. 4 to Registration Statement on Form S-3 referenced above.

        This letter responds to the comments regarding Post-Effective Amendment No. 3 to Registration Statement on Form S-3 contained in your letter of March 28, 2005. Your comment is set forth below, and the Registrant's response immediately follows in bold face.

  Please file audited financial statements for your most recently completed fiscal year, and amend the registration statement to update the disclosure and the incorporation by reference section.

  In accordance with the discussion that our counsel, Robert Kane and Richard Rowe had with you on April 5, 2005, we have deleted the consolidated financial statements of United Industrial Corporation & Subsidiaries for the year ended December 31, 2003 from the Registration Statement. In addition, we have revised the disclosure (i) under the heading "Experts" in the Registration Statement and (ii) under the heading "Incorporation of Certain Documents by Reference" in the Registration Statement to incorporate by reference United Industrial Corporation's Annual Report on Form 10-K for the year ended December 31, 2004.

In addition, the Registrants confirm that:

        1.     the Registrants are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

        2.     Staff comments or changes to disclosure in response to Staff comments in the Registration Statement reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

        3.     the Registrants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
United Industrial Corporation
By:	/s/ JONATHAN A. GREENBERG Name: Jonathan A. Greenberg Title: VP, General Counsel & Secretary
AAI Corporation
By:	/s/ JONATHAN A. GREENBERG Name: Jonathan A. Greenberg Title: VP, General Counsel & Secretary
cc:
Peggy A. Fisher, Assistant Director
Julie M. Allen, Proskauer Rose LLP
Richard Rowe, Proskauer Rose LLP
Robert K. Kane, Proskauer Rose LLP

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